J.P. MORGAN EXCHANGE-TRADED FUNDS
JPMorgan International Hedged Equity Laddered Overlay ETF
(the “Fund”)
Supplement dated October 15, 2026
to the current Summary Prospectus and Prospectus, as supplemented
Effective immediately, the following will replace the seventh paragraph of the “What are the Fund’s main investment strategies?” section of the Summary Prospectus:
The Fund may invest in ETFs in order to gain exposure to particular asset classes. These other ETFs may be within the same group of investment companies (J.P. Morgan ETFs) or managed by unaffiliated investment advisers (unaffiliated ETFs). The other ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. The price movement of passively managed ETFs may not track the underlying index and may result in a loss. Actively managed ETFs do not seek to track the performance of a particular market index. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. As a result, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively.
In addition, there may be times when it will purchase shares or receive shares of MSCI EAFE ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period.
The section titled “The Fund’s Main Investment Risks — Exchange-Traded Fund (ETF) and Other Investment Company Risk” in the Summary Prospectus and Prospectus will be deleted in its entirety and replaced with:
Exchange-Traded Fund (ETF) and Other Investment Company Risk. A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF, although, for investments by a Fund in underlying J.P. Morgan ETFs, the adviser has agreed to waive Fund fees and expenses in an amount equal to those charged by the underlying J.P. Morgan ETFs. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. The price and movement of an ETF or closed‑end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed‑end investment companies may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs or closed‑end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. In addition, the adviser’s authority to allocate investments among J.P. Morgan ETFs and unaffiliated investment companies creates conflicts of interest. For example, investing in J.P. Morgan ETFs will cause the adviser and/or its affiliates to increase assets under management or support particular investment strategies or J.P. Morgan ETFs. The Adviser also has a conflict with respect to the timing of investments, such as an incentive not to withdraw a Fund’s investment from a J.P. Morgan ETF in order to avoid or delay the withdrawal’s adverse impact on the underlying fund. These conflicts of interest are discussed further in the “Conflicts of Interest” section.
Effective immediately, the following will replace the seventh paragraph of the “More About the Funds — Additional Investment Strategies” section of the Prospectus:
For the International Hedged Equity Laddered Overlay ETF: The Fund may invest in ETFs in order to gain exposure to particular asset classes. These other ETFs may be within the same group of investment companies (J.P. Morgan ETFs) or managed by unaffiliated investment advisers (unaffiliated ETFs). The other ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. The price movement of passively managed investment companies may not track the underlying index and may result in a loss. Actively managed ETFs do not seek to track the performance of a particular market index.

SUP-ETF-A-HOLA-1026

ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. As a result, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively.
In addition, there may be times when it will purchase shares or receive shares of MSCI EAFE ETFs in order to settle its option positions. The adviser will not normally maintain such positions for an extended period.
In addition, the section titled “More About the Funds — Investment Risks — Exchange-Traded Fund (ETF) and Other Investment Company Risk” of the Prospectus will be deleted in its entirety and replaced with:
Exchange-Traded Fund (ETF) and Other Investment Company Risk. A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF, although, for investments by a Fund in underlying J.P. Morgan ETFs, the adviser has agreed to waive Fund fees and expenses in an amount equal to those charged by the underlying J.P. Morgan ETFs. A Fund is subject to the risks associated with the ETF’s or investment company’s investments. The price and movement of an ETF or closed‑end fund designed to track an index may not track the index and may result in a loss. In addition, ETFs and closed‑end investment companies may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs or closed‑end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. In addition, the adviser’s authority to allocate investments among J.P. Morgan ETFs and unaffiliated investment companies creates conflicts of interest. For example, investing in J.P. Morgan ETFs will cause the adviser and/or its affiliates to increase assets under management or support particular investment strategies or J.P. Morgan ETFs. The adviser also has a conflict with respect to the timing of investments, such as an incentive not to withdraw a Fund’s investment from a J.P. Morgan ETF in order to avoid or delay the withdrawal’s adverse impact on the underlying fund. These conflicts of interest are discussed further in the “Conflicts of Interest” section.
The section titled “Conflicts of Interest” of the Prospectus is hereby deleted in its entirety and replaced by the following:
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the adviser on behalf of a Fund. In addition, affiliates of the adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates.
In addition, the adviser’s authority to allocate investments among J.P. Morgan Funds and unaffiliated investment companies creates conflicts of interest. Investing in J.P. Morgan Funds will cause the adviser and/or its affiliates to increase to assets under management or support particular investment strategies or J.P. Morgan Funds (for example, by allocating capital to a fund that is small). The adviser also has a conflict with respect to the timing of investments, such as an incentive not to withdraw a Fund’s investment from a J.P. Morgan Fund in order to avoid or delay the withdrawal’s adverse impact on the underlying fund. These conflicts also could cause the adviser to adjust its asset class target or actual allocation to provide for increased use of J.P. Morgan Funds. Moreover, the portfolio managers and research analysts of certain Funds will, from time to time, have access to the holdings and may have knowledge of the investment strategies and techniques of certain J.P. Morgan Funds, for example, because they are part of the team that provides research or manages the other investment company. These individuals therefore face conflicts of interest in the timing and amount of allocations made to an acquired fund, as well as in the choice of an acquired fund.

The adviser expects to consider a variety of factors in selecting other investment companies (including ETFs) for investment, including in determining whether to allocate these investments to J.P. Morgan Funds or unaffiliated investment companies. The adviser expects these factors to include, among others, the strategy and holdings of the other investment company relative to the desired exposure for the investing Fund, the adviser’s assessment of the quality of the other investment company’s management and access to information to support this assessment, the liquidity and trading characteristics of an ETF or closed‑end investment company (where applicable) and the costs of investing in the other investment company. The adviser anticipates that these factors will frequently result in selecting J.P. Morgan Funds rather than unaffiliated investment companies.
The adviser may also acquire material non‑public information which would negatively affect the adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE